Dynamic U.S. Growth Fund
Dynamic U.S. Growth Fund
Investment Objective:
The investment objective of the Scotia Dynamic U.S. Growth Fund (the "Fund") is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dynamic U.S. Growth Fund	Institutional	Class I	Class II
Redemption Fee (as a percentage of amounts redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)
Annual Fund Operating Expenses - Dynamic U.S. Growth Fund	Institutional	Class I	Class II
Management Fees	0.65%	0.65%	0.65%
Shareholder Servicing Fee	none	0.10%	0.25%
Other Expenses	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	1.03%	1.13%	1.28%

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example - Dynamic U.S. Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional	10,504	32,781	56,861	125,942
Class I	288	898	1,556	3,437
Class II	130	406	702	1,545

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the portfolio turnover rate of the Fund was 374.62% of the average value of its portfolio.

Principal Investment Strategy:

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach (the "80% Policy"). Effective January 9, 2017, the Fund will no longer be subject to the 80% Policy and will have changed its name to a name that does not imply a focus on investing in U.S. companies. The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, Scotia Institutional Asset Management US, Ltd. ("SIAM" or the "Adviser") seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group. While it will not concentrate its investments in any one industry, the Fund may from time to time have significant exposure in one or more sectors of the economy, especially the more growth-oriented sectors, such as the information technology, consumer discretionary and health care sectors.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Adviser may:

•  analyze financial data and other information sources;

•  assess the quality of management; and

•  conduct company interviews, where possible.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the information technology sector. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return. Information technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the information technology sector, and the Fund's investments in information technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

While the Fund's portfolio turnover rate may exceed 400%, the Predecessor Fund's portfolio turnover has typically ranged between 200% and 350%.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information:

The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the "Predecessor Fund"). Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on March 21, 2014. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. The bar chart and performance table below provide an indication of the risk of an investment in the Fund.

The performance information prior to March 21, 2014 is set forth in the bar chart and table below is that of the Class I shares of the Predecessor Fund. Performance reflects contractual fee waivers that were in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at us.scotiafunds.com or by calling 1-888-572-0968.

Annual Return – Class I For the years ended December 31

Best Quarter: 23.87% 9/30/13 Worst Quarter: -16.50% 9/30/11 Year-to-date total return for the nine months ended September 30, 2016: -0.47%
Average Annual Total Returns – Class I For the Periods Ended December 31, 2015
Average Annual Returns - Dynamic U.S. Growth Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Class I		9.08%	12.66%	22.25%	Apr. 01, 2009
After Taxes on Distributions | Class I	[2]	6.92%	10.67%	19.85%
After Taxes on Distributions and Sale of Fund Shares | Class I		6.26%	9.42%	17.60%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)		5.67%	13.53%	18.53%	Apr. 01, 2009
[1]	While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.